Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity [Abstract]
Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities	The following tables summarize the aggregate carrying value of VIEs’ assets and liabilities in the consolidated balance sheets that are consolidated
	Assets	Liabilities	Net Assets/ (Liabilities)
December 31, 2023
Total	$24,352	$3,558	$20,794
December 31, 2022
Total	$61,630	$86,306	$(24,676)
	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
December 31, 2023
Total	$-	$-	$-	$-
December 31, 2022
Total	$472,695	$-	$472,695	$472,695